Employee Future Benefits - Amounts Recognized in Consolidated Statements of Financial Position (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 3,826	$ 3,789
Fair value of plan assets	3,820	3,706
Deficit (surplus)	6	83
Effect of asset limit	44	41
Deficit (surplus) and net defined benefit liability (asset)	50	124
Pension plans | Funded or partially funded plans
Disclosure of defined benefit plans [line items]
Deficit (surplus) and net defined benefit liability (asset)	(483)	(422)
Pension plans | Unfunded plans
Disclosure of defined benefit plans [line items]
Deficit (surplus) and net defined benefit liability (asset)	533	546
Retiree welfare plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	428	450
Fair value of plan assets	553	526
Deficit (surplus)	(125)	(76)
Effect of asset limit	0	0
Deficit (surplus) and net defined benefit liability (asset)	(125)	(76)
Retiree welfare plans | Funded or partially funded plans
Disclosure of defined benefit plans [line items]
Deficit (surplus) and net defined benefit liability (asset)	(221)	(190)
Retiree welfare plans | Unfunded plans
Disclosure of defined benefit plans [line items]
Deficit (surplus) and net defined benefit liability (asset)	$ 96	$ 114